CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2020
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

16    CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

	December 31, 2020	December 31, 2019
		(Restated)
Restricted cash	1,056,037	1,305,781

Cash and cash equivalents	9,631,152	7,778,853

	10,687,189	9,084,634

Reconciliation to the consolidated statement of cash flow:

The above figures reconcile to the amount of cash and cash equivalent shown in the consolidated statement of cash flows at the end of the financial year as follows:

	December 31, 2020	December 31, 2019
		(Restated)
Balances shown in the consolidated balance sheet	9,631,152	7,778,853
Bank overdrafts	(899,955)	—
Balances per consolidated statement of cash flows	8,731,197	7,778,853

Restricted cash mainly represented deposits held for use in issued notes payable and letters of credit.

As of December 31, 2020, cash and cash equivalent and restricted cash of the Group were denominated in the  following  currencies:

	December 31, 2020	December 31, 2019
		(Restated)
RMB	9,581,174	7,878,530
USD	1,095,713	1,195,720
HKD	2,763	4,423
EUR	2,055	1,943
Others	5,484	4,018

	10,687,189	9,084,634

Cash at banks earns interest at floating rates based on daily bank deposit rates. The bank balances, time deposits and restricted cash are deposited with credit worthy  banks  with  no recent history of default.